Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments held in Trust	$230,758,660	$—	$—